Goodwill and Other Intangible Assets - Future Amortization (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 11,789
2022	11,789
2023	11,789
2024	11,789
2025	11,789
Thereafter	48,931
Total estimated future aggregate amortization expense	$ 107,876